Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Dec. 29, 2013
MFS® U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Risk/Return:
Trading Symbol	MCMXX